Note 7 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2020	$332
2021	321
2022	309
2023	296
2024	281
Thereafter	517
Total	$2,056